Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2015	$—	$—	$—
Balance at December 31, 2016	$—	$—	$—
Balance at December 31, 2017	$—	$—	$—
Additions	36,900	(255)	36,645
Balance at December 31, 2018	$36,900	$(255)	$36,645

Amortization (Expense) / Income of Intangible Assets

	December 31, 2018	December 31, 2017	December 31, 2016
Favorable lease terms charter-out	(255)	—	—
Total	$(255)	$—	$—

Future Amortization Income of Favorable Leases

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(10,270)	$(36,645)
Total	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(5,275)	$(10,270)	$(36,645)